BORROWINGS - Summary of Carrying Amount of the Group's Term Loan and Movements (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Borrowings [abstract]
As at January 1		$ 22,931	$ 0
Proceeds from borrowings		94,500	18,000
Repayment of principal		(23,381)	0
Issuance costs related to borrowings		(5,843)	(847)
Interest expense on borrowings (Note 21)		4,103	390
Interest payment attributable to third party borrowings		(1,875)	(174)
Translation differences		(162)	(192)
As of June 30	$ 90,273	90,273	$ 17,177
Net interest income from settlements of derivative financial instruments	$ 414	$ 414